Debt instruments	12 Months Ended
Dec. 31, 2019
Debt Instruments
Debt Instruments

8.   Debt instruments

a)   Breakdown

The breakdown by classification, type and currency of the balances of Debt instruments is as follows:

	12/31/2018	12/31/2019

Classification:
Financial assets at fair value through profit or loss	110,222	110,613
Financial assets at fair value through other comprehensive income	154,483	233,463
Financial assets at amortized cost	52,419	11,257
	317,124	355,333
Type:
Mexican government debt securities	253,547	273,487
Of which:
Collateral delivered for OTC financial derivatives transactions (Note 32)	4,769	4,472
Foreign government debt securities	54,297	69,113
Of which:
Brazilian Government Notes	31,210	30,225
US Government Treasury Bills (T-BILLS)	23,087	34,506
US Government Treasury Notes (T-NOTES)	—	4,382
Debt securities issued by financial institutions	5,998	2,270
Other debt securities	3,282	10,463
	317,124	355,333
Currency:
Peso	227,252	243,132
USD	27,749	47,897
Brazilian Real (BRL)	31,210	30,225
Other currencies	30,913	34,079
	317,124	355,333

The breakdown of the Debt instruments classified as at fair value through profit or loss is as follows:

	12/31/2018	12/31/2019

Federal Treasury Securities (CETES)	14,270	25,348
United Mexican States Bonds (UMS)	40	30
Federal Mexican Government Development Bonds (BONDES)	20,910	29,708
M and M10 Mexican Government Bonds	27,783	11,601
Mexican Bank Saving Protection Bonds (BPATS)	29,208	13,750
Federal Mexican Government Development Bonds in UDIS(1) (UDIBONDS)	10,524	4,619
T-BILLS	1,473	10,928
T-NOTES	—	4,382
Other debt securities	6,014	10,247
	110,222	110,613

UDIS are Unidades de Inversión, a peso-equivalent unit of account indexed for Mexican inflation. UDIs are units of account created by the Central Bank on April 4, 1995, the value of which in pesos is indexed to inflation on a daily basis, as measured by the change in the Mexican National Consumer Price Index (Índice Nacional de Precios al Consumidor or INPC). Under a UDI-based loan or financial instrument, the borrower’s nominal peso principal balance is converted either at origination or upon restructuring to a UDI principal balance and interest on the loan or financial instrument is calculated on the outstanding UDI balance of the loan or financial instrument. Principal and interest payments are made by the borrower in an amount of pesos equivalent to the amount due in UDIs at the stated value of UDIs on the day of payment. As of December 31, 2018 and 2019, one UDI was equal to 6.22663 pesos and 6.39901 pesos, respectively.

As of December 31, 2018 and 2019, 4,769 million pesos and 4,472 million pesos, respectively, of debt instruments, have been pledged in connection with OTC financial derivatives transactions, and are classified as restricted assets within Debt instruments - Financial assets at fair value through profit or loss (see Note 32).

As of December 31, 2018 and 2019, 27,592 million pesos (27,301 million pesos in which the lender was the Central Bank) and 8,678 million pesos (as of December 31, 2019 there were no transactions with the Central Bank), respectively, of Debt instruments, have been pledged in connection with securities loan transactions and are classified as restricted assets within Debt instruments - Financial assets at fair value through profit or loss.

As of December 31, 2018 and 2019, 74,548 million pesos and 92,764 million pesos, respectively, of Debt instruments, have been pledged in connection with repurchase agreement transactions and are classified as restricted assets within Debt instruments - Financial assets at fair value through profit or loss.

The breakdown of the Debt instruments classified as Financial assets at fair value through other comprehensive income is as follows:

	12/31/2018	12/31/2019

CETES	17,146	—
UMS	34,688	43,058
M, M3 and M5 Mexican Government Bonds	29,919	117,974
BPATS	11,509	11,499
UDIBONDS	5,131	4,643
T-BILLS	21,614	23,578
Brazilian Government Notes	31,210	30,225
Other debt securities	3,266	2,486
	154,483	233,463

As of December 31, 2018 and 2019, 18,463 million pesos and 96,681 million pesos, respectively, of Mexican government securities (M Bonds, BPATS, UMS and other debt securities) have been pledged in connection with repurchase agreement transactions, and are classified as restricted assets within Debt instruments - Financial assets at fair value through other comprehensive income.

The following is a breakdown of the gross carrying amount of the Financial assets at fair value through other comprehensive income as of December 31, 2019:

	Fair value
	Stage 1	Stage 2	Subtotal	Stage 3	Total

Financial assets at fair value through other comprehensive income
Of which:
Mexican government debt instruments	177,174	—	177,174	—	177,174
Foreign government debt instruments	53,803	—	53,803	—	53,803
Other fixed-income interest debt instruments	2,486	—	2,486	—	2,486

	233,463	—	233,463	—	233,463

During 2019, there were no transfers between stages related to the fair value (neither the corresponding allowance for impairment losses) of the financial assets at fair value through other comprehensive income, which are classified within Stage 1.

The breakdown by issuer rating of Debt instruments at December 31, 2018 is as follows:

	Private
	Debt	Sovereign Debt	Total	%

AAA	—	23,087	23,087	7.28%
A	3,189	184,195	187,384	59.09%
BBB	847	34,728	35,575	11.22%
BB	5,013	34,624	39,637	12.50%
Below B	—	31,210	31,210	9.84%
Below BBB	231	—	231	0.07%
	9,280	307,844	317,124	100%

The breakdown by issuer rating of Debt instruments at December 31, 2019 is as follows:

	Private
	Debt	Sovereign Debt	Total	%

AAA	—	38,888	38,888	10.94%
A	12,480	226,928	239,408	67.38%
BBB	—	43,088	43,088	12.13%
BB	—	3,471	3,471	0.98%
Below B	—	30,225	30,225	8.51%
Below BBB	253	—	253	0.07%
	12,733	342,600	355,333	100%

As of December 31, 2018 and 2019, BBB ratings balance includes mainly sovereign exposures in Mexico.

As of December 31, 2018 and 2019, BB ratings balance includes mainly sovereign exposures in Mexico.

During January 2019, the rating agency Fitch downgraded the credit rating of Petróleos Mexicanos (PEMEX - Mexican state oil company) to BBB- from BBB+. Additionally, on June 6, 2019, Fitch assigned a new credit rating of BB+ to PEMEX, down from BBB-, downgrading PEMEX Bonds to junk.

The breakdown of the Debt instruments classified as Financial assets at amortized cost is as follows:

	12/31/2018	12/31/2019

Special CETES	3,208	3,471
BREMS R	7,785	7,786
M, M3 and M5 Mexican Government Bonds	41,426	—
	52,419	11,257

Type:
Unquoted	3,208	3,471
Quoted	49,211	7,786

As of December 31, 2018 and 2019, 6,622 million pesos and 4,999 million pesos, respectively, of BREMS R have been pledged in connection with repurchase agreement transactions and are classified as restricted assets within Debt instruments - Financial assets at amortized cost.

As of December 31, 2018, 1,672 million pesos of Mexican Government Bonds had been pledged in connection with repurchase agreement transactions and were classified as restricted assets within Debt instruments - Financial assets at amortized cost.

As of December 31, 2019, there were no Mexican Government Bonds pledged in connection with repurchase agreement transactions and are classified as restricted assets within Debt instruments - Financial assets at amortized cost.

As of December 31, 2018, 535 million pesos of Mexican Government Bonds have been pledged in connection with securities loan transactions and were classified as restricted assets within Debt instruments - Financial assets at amortized cost.

As of December 31, 2019, there were no Mexican Government Bonds pledged in connection with securities loan transactions and are classified as restricted assets within Debt instruments - Financial assets at amortized cost.

The following is a breakdown of the gross carrying amount of the Financial assets at amortized cost as of December 31, 2019:

	Gross carrying amount
	Stage 1	Stage 2	Subtotal	Stage 3	Total

Financial assets at amortized cost
Of which:
Mexican government debt instruments	11,257	—	11,257	—	11,257

During 2019, there were no transfers between stages related to the gross carrying amount of the Financial assets at amortized cost, which are classified within Stage 1.

b)   Changes

The changes in Financial assets at fair value through other comprehensive income - Debt instruments, were as follows:

	2017	2018	2019

Beginning balance	154,318	164,947	154,483
Reclassification from Available-for-sale to Amortized cost	—	(73,131)	—
Beginning balance as restated	154,318	91,816	154,483
Net additions/(disposals)	8,703	63,824	75,061
Valuation adjustments	1,935	(1,226)	4,108
Amounts reclassified to consolidated income statement	(9)	69	(189)
Balance at year-end	164,947	154,483	233,463

c)   Allowance for impairment losses

The following is a breakdown of the allowance for loan losses of Financial assets at fair value through other comprehensive income and at amortized cost as of December 31, 2019:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total	Written-off financial assets

Financial assets at fair value through other comprehensive income	23	—	—	23	—
Of which:
Mexican government debt instruments	22	—	—	22	—
Other fixed-income interest debt instruments	1	—	—	1	—

Financial assets at amortized cost	—	—	—	—	—

	23	—	—	23	—

The following is a breakdown of the allowance for loan losses of Financial assets at fair value through other comprehensive income and at amortized cost as of December 31, 2018:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total	Written-off financial assets

Financial assets at fair value through other comprehensive income	20	—	—	20	—
Of which:
Mexican government debt instruments	19	—	—	19	—
Other fixed-income interest debt instruments	1	—	—	1	—

Financial assets at amortized cost	—	—	—	—	—

	20	—	—	20	—

The change in the allowance for impairment losses of Financial assets at fair value through other comprehensive income during 2018 and 2019, amounts to 2 million pesos and 3 million pesos, respectively.

There were no allowance for impairment losses recognized during 2018 and 2019, related to Financial assets at amortized cost.

d)   Other information

Note 45.a contains a breakdown of the remaining maturity periods of Financial assets at fair value through other comprehensive income - Debt Instruments. Additionally, Note 45.d includes the fair value amounts of these assets classified as Debt instruments - Financial assets at amortized cost.